Inventories - Summary of Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)	[1]
Classes of current inventories [abstract]
Raw materials	$ 185,940	¥ 1,243,955	¥ 1,188,396
Work in progress	4,490	30,038	34,924
Finished goods	185,927	1,243,871	1,349,425
Total inventories at the lower of cost and net realizable value	$ 376,357	¥ 2,517,864	¥ 2,572,745	[1]	¥ 1,663,879

[1]	Restated